Investments in associates (Tables)	12 Months Ended
Dec. 31, 2024
Investments in associates
Schedule of amounts recognised in the balance sheet and income statement

	2024	2023	2022
	$ million	$ million	$ million
Balance sheet	7	16	46
Income statement loss	(10)	(30)	(32)
Impairment of interest in associate	–	–	(109)

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

	2024	2023	2022
	$ million	$ million	$ million
Summarised statement of comprehensive income
Revenue	420	377	386
Attributable loss for the year	(34)	(152)	(129)
Group adjustments[1]	(2)	46	17
Total comprehensive loss	(36)	(106)	(112)
Group share of loss for the year at 27.13% (2023: 27.96%, 2022: 28.3%)	(10)	(30)	(32)

	2024	2023
	$ million	$ million
Summarised balance sheet
Non-current assets	471	562
Current assets	299	249
Non-current liabilities	(371)	(424)
Current liabilities	(211)	(160)
Net assets	188	227
Net equity attributable to owners	188	227
Group’s share of net assets at 27.13% (2023: 27.96%)	51	64
Group adjustments[1,2]	(45)	(48)
Group’s carrying amount of investment at 27.13% (2023: 27.96%)	6	16
1	Group adjustments include adjustments to align with Group policy.
2	Group adjustments also include impairment loss of share in associates of $109m from 2022.